Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31

Financial income
Interest income	137	1,709	1,786
Foreign exchange gain	7,470	452	727
Other financial income	605	1,519	826
TOTAL - Financial income	8,212	3,680	3,339
Financial expenses
Interest expenses	(4,341)	(4,553)	(4,684)
Interest expenses for leases	(69)	(71)	(63)
Foreign exchange losses	(340)	(966)	8
Other financial expenses	(8)	(23)	(35)
TOTAL - Financial expenses	(4,758)	(5,614)	(4,774)
FINANCIAL GAIN (LOSS)	3,453	(1,934)	(1,434)